Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale (Tables)	12 Months Ended
Dec. 31, 2024
Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale [Abstract]
Schedule of Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale	At the end of each year, the item is composed as follows:
	2024	2023
	MCh$	MCh$

Assets received in lieu of payment or awarded at judicial sale (*)
Assets awarded in judicial auction	27,854	20,012
Assets received in lieu of payment	17,022	5,912
Provision for assets received in lieu of payment or awarded	(3,456)	(2,022)

Non-current assets for sale
Investments in other companies	—	—
Assets for recovery of assets transferred in financial leasing operations	603	1,555

Disposal groups held for sale		—
Total	42,023	25,457

(*)	Assets received in lieu of payment refer to assets accepted as payment for past-due or written-off debts owed by customers. The assets acquired in this manner does not exceed 20% of the Bank’s effective equity.

Schedule of Provision for Assets Received in Lieu of Payment	The changes of the provision for assets received in lieu of payment during the periods 2024 and 2023 are as follows:
Provision for assets received in lieu of payment	MCh$

Balance as of January 1, 2023	1,042
Provisions used	(1,032)
Provisions established	2,012
Provisions released	—
Balance as of December 31, 2023	2,022
Provisions used	(1,890)
Provisions established	3,324
Provisions released	—
Balance as of December 31, 2024	3,456